23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Fair value	R$ (14,649)
Non-designated as derivative instruments [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Maturity	2nd Qtr. 2021
Assets	USD + 2.80% p.a.
Liabilities	CDI + 2.27% p.a.
Notional	R$ 49,900
Fair value	R$ (14,649)